Expense Example - FidelityMichiganMunicipalIncomeFund-PRO - FidelityMichiganMunicipalIncomeFund-PRO - Fidelity Michigan Municipal Income Fund - Fidelity Michigan Municipal Income Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579